Borrowings (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Immediate payment percentage	90.00%	90.00%
Settlement payment percentage	10.00%	10.00%
Leasehold land and buildings	$ 16,177,993	$ 16,532,686	$ 17,105,459